Stock-Based Compensation - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2018	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	713,260					713,260
Share-based compensation expense		$ 1,100	$ 500	$ 2,812	$ 500	$ 1,072	$ 53	$ 161
Unrecognized stock-based employee compensation expense for unvested stock options						$ 3,100
Granted (usd per share)						$ 10.37
Vesting, Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Vesting, Period Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Closing date, period	1 year
Average price, period	20 days
Consecutive trading days	30 days
Average price (usd per share)	$ 12.00
Vesting, Period Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Closing date, period	1 year
Average price, period	20 days
Consecutive trading days	30 days
Average price (usd per share)	$ 14.00
Vesting, Period Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	374,052					449,050
Expected remaining expense period						3 years
Unrecognized stock-based employee compensation expense for unvested restricted stock units						$ 3,700
RSUs | Vesting, Period One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	50.00%
Service period	4 years
RSUs | Non-employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)						68,562
Expected remaining expense period						3 months
Value of restricted stock units						$ 600
Unrecognized stock-based employee compensation expense for unvested restricted stock units						$ 600
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period						10 years
Expected remaining expense period						3 years 3 months
2011 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant under plan (in shares)									0
Share-based compensation expense							$ 100	$ 200
2018 Equity Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant under plan (in shares)									2,157,765